UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

     Kevin Oram     New York, New York     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $113,618 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     8394   106048 SH       SOLE                   106048        0        0
ACCENTURE LTD BERMUDA          CL A             G1150G111     8073   229547 SH       SOLE                   229547        0        0
AMPCO-PITTSBURGH CORP          COM              032037103     1296    30152 SH       SOLE                    30152        0        0
APPLIED MATLS INC              COM              038222105     8956   459026 SH       SOLE                   459026        0        0
BORDERS GROUP INC              COM              099709107      376    63980 SH       SOLE                    63980        0        0
CHINACAST EDU CORP             COM              16946T109      824   179473 SH       SOLE                   179473        0        0
COLGATE PALMOLIVE CO           COM              194162103     1536    19716 SH       SOLE                    19716        0        0
CULP INC                       COM              230215105     5752   764955 SH       SOLE                   764955        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105      639    46852 SH       SOLE                    46852        0        0
DST SYS INC DEL                COM              233326107     1795    27311 SH       SOLE                    27311        0        0
DUN & BRADSTREET CORP DEL NE   COM              26483E100     1946    23913 SH       SOLE                    23913        0        0
GEVITY HR INC                  COM              374393106      725    83750 SH       SOLE                    83750        0        0
HOME DEPOT INC                 COM              437076102     4961   177381 SH       SOLE                   177381        0        0
JDA SOFTWARE GROUP INC         COM              46612K108     7789   426813 SH       SOLE                   426813        0        0
LAM RESEARCH CORP              COM              512807108     7391   193377 SH       SOLE                   193377        0        0
MAXIMUS INC                    COM              577933104     6893   187770 SH       SOLE                   187770        0        0
MEADOW VY CORP                 COM              583185103     2011   244997 SH       SOLE                   244997        0        0
MIDAS GROUP INC                COM              595626102     8860   515427 SH       SOLE                   515427        0        0
MOLDFLOW CORP                  COM              608507109     8302   476043 SH       SOLE                   476043        0        0
NIKE INC                       CL B             654106103     1762    25919 SH       SOLE                    25919        0        0
OMNOVA SOLUTIONS INC           COM              682129101      886   221933 SH       SOLE                   221933        0        0
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403     4697   529490 SH       SOLE                   529490        0        0
QUANTUM CORP                   COM DSSG         747906204     1175   549055 SH       SOLE                   549055        0        0
ROSS STORES INC                COM              778296103     8827   294622 SH       SOLE                   294622        0        0
SYMANTEC CORP                  COM              871503108     1796   108060 SH       SOLE                   108060        0        0
TALBOTS INC                    COM              874161102      788    73107 SH       SOLE                    73107        0        0
TYLER TECHNOLOGIES INC         COM              902252105     5997   429000 SH       SOLE                   429000        0        0
WINDSTREAM CORP                COM              97381W104     1171    98030 SH       SOLE                    98030        0        0